Classification of financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Classification of financial assets and liabilities
Classification of financial assets and liabilities

Note 12. Classification of financial assets and liabilities

Financial assets by accounting category:

	December 31, 2018
	Financial assets at fair value through
	profit or loss		Amortized cost	Total
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting
Cash and cash equivalents	—	—	2,416	2,416
Treasuries/government bonds	11,117	—	—	11,117
Other interest-bearing securities except loans	48,665	—	—	48,665
Loans in the form of interest-bearing securities	—	—	36,781	36,781
Loans to credit institutions	—	—	27,725	27,725
Loans to the public	—	—	161,094	161,094
Derivatives	4,565	1,964	—	6,529
Total financial assets	64,347	1,964	228,016	294,327

Financial liabilities by accounting category:

	December 31, 2018
	Financial liabilities at fair value
	through profit or loss			Amortized cost	Total
		Designated upon	Derivatives
		initial	used for
		recognition	hedge
Skr mn	Mandatorily	(FVO)	accounting
Borrowing from credit institutions	—	—	—	2,247	2,247
Debt securities issued	—	64,687	—	190,913	255,600
Derivatives	15,652	—	6,282	—	21,934
Total financial liabilities	15,652	64,687	6,282	193,160	279,781

Financial assets by accounting category according to IAS 39:

	December 31, 2017
			Derivatives used
	Financial assets at fair value through		for hedge	Available-	Loans and
	profit or loss		accounting	for-sale	receivables	Total
		Designated
		upon initial
		recognition
Skr mn	Held-for-trading	(FVO)
Cash and cash equivalents	—	—	—	—	1,231	1,231
Treasuries/government bonds	—	—	—	4,382	—	4,382
Other interest-bearing securities except loans	—	113	—	39,694	—	39,807
Loans in the form of interest-bearing securities	—	—	—	—	41,125	41,125
Loans to credit institutions	—	—	—	—	23,198	23,198
Loans to the public	—	—	—	—	141,111	141,111
Derivatives	4,356	—	3,447	—	—	7,803
Total financial assets	4,356	113	3,447	44,076	206,665	258,657

Financial liabilities by accounting category according to IAS 39:

	December 31, 2017
			Derivatives
			used for
	Financial liabilities at fair value		hedge	Other financial
	through profit or loss		accounting	liabilities	Total
		Designated upon
		initial
	Held-for-	recognition
Skr mn	trading	(FVO)
Borrowing from credit institutions	—	—	—	2,317	2,317
Debt securities issued	—	63,421	—	159,095	222,516
Derivatives	10,864	—	5,616	—	16,480
Subordinated liabilities	—	—	—	2,040	2,040
Total financial liabilities	10,864	63,421	5,616	163,452	243,353